Taxation (Composition of Income (loss) before Provision for Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TAXATION [Abstract]
Income/(Loss) from foreign entities	$ (8,723)	[1]	$ 4,880	[1]	$ 17,531	[1]
(Loss)/Income from PRC entities (including HK and Taiwan)	8,507		4,959		(7,303)
Income/(Loss) before income taxes	$ (216)		$ 9,839		$ 10,228

[1]	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.